Intangible Assets and Goodwill - Schedule of Intangible Assets, Including Goodwill (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets, Including Goodwill [Abstract]
Balance		$ 297	$ 272
Acquisitions	[1]	167
Additions		50	32
Disposal and write-offs		(1)
Transfer and reclassification		2	3
Amortization		(46)	(34)
Currency translation		6	(19)
Balance		$ 475	$ 254

[1]	This includes intangible assets acquired as part of Uklon acquisition consisting of goodwill (US$109), customer relationships (US$32), brand and trademarks (US$18) and software (US$8).